SHARE- BASED COMPENSATION	6 Months Ended
Jun. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE- BASED COMPENSATION
NOTE 6: -      SHARE- BASED COMPENSATION

a.	Expenses recognized in the financial statements:

The expense recognized in the Company's financial statements for services provided by employees and service-providers is as follows:

	Six months ended June 30,
	2020	2019
	Unaudited

Share-based compensation – Attributable to equity holders of the Company	$68	$338
Share-based compensation – Attributable to non-controlling interests	2,721	109

	$2,789	$447

Evogene Ltd. maintains three share option and equity incentive plans: the Evogene Share Option Plan (2002), the Evogene Ltd. Key Employee Share Incentive Plan, 2003, and the Evogene Ltd. 2013 Share Option Plan. All such option and incentive plans provide for the grant of options to purchase the Company's ordinary shares and generally expire 10 years from the grant date.

b.	Evogene Ltd. share-based payment plan for employees, directors and consultants:

During the six months ended June 30, 2020 and 2019, the board of directors of Evogene Ltd. approved to grant its employees, directors and consultants 790,000 and 87,500 options, respectively. The fair value of the options determined at their grant date using the binomial model was approximately $184 and $71, respectively.

c.	Evogene Ltd. share options activity:

The following table summarizes the number of share options, the weighted average exercise price, and the changes that were made in the option plans to employees, consultants and directors of Evogene Ltd. as of June 30, 2020 and during the period then ended:

	2020
	Number of options	Weighted average exercise prices ($)
	Unaudited

Outstanding on January 1	4,335,017	7.08
Grants	790,000	1.10
Forfeited	(807,468)	6.95

Outstanding on June 30	4,317,549	5.99

Exercisable on June 30	2,511,019	8.74

d.
The Company's subsidiaries maintain share option and incentive plans with similar terms and conditions. During the six months ended June 30, 2020 and 2019, the Company's subsidiaries approved to grant their employees, directors and consultants 775,848 and 61,250 options, respectively. The fair value of the options determined at their grant date using the binomial model was approximately $4,068 and $398, respectively. The fair value was estimated using the binomial model with assumptions consistent with those used in the previous year.

The following table summarizes the number of share options, the weighted average exercise price, and the changes that were made in the option plans to employees, consultants and directors of the Company's subsidiaries as of June 30, 2020 and during the period then ended:

	2020
	Number of options	Weighted average exercise prices ($)
	Unaudited

Outstanding on January 1,	460,038	0.13
Grants	775,848	1.94
Forfeited	(40,484)	0.20

Outstanding on June 30,	1,195,402	1.31

Exercisable on June 30,	502,257	0.17

e.	The total compensation cost related to all of the Company's equity-based awards, recognized during the presented periods was comprised as follows:

	Six months ended June 30,
	2020	2019
	Unaudited

Research and development, net	$1,404	$214
Business development	897	123
General and administrative	488	110

	$2,789	$447